STOCKHOLDERS' DEFICIT	9 Months Ended
Sep. 29, 2012
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

3.    STOCKHOLDERS’ DEFICIT

Activity for the nine months ended September 29, 2012 in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost accounts was as follows:

In thousands	Capital in Excess of Par Value	Retained Earnings	Common Stock in Treasury, at Cost
Balance as of December 31, 2011	$302,330	$1,246,063	$(1,827,892)
Net loss	--	(131,539)	--
Exercise of stock options	(10,642)	(2,197)	18,888
Restricted shares issued, net of cancellations and shares withheld for taxes	(3,951)	(142)	2,772
Share-based compensation	7,157	--	--
Dividend equivalent units vested	--	(2)	2
Exchange of Convertible Senior Notes, net	(147,757)	(17,762)	201,891
Balance as of September 29, 2012	$147,137	$1,094,421	$(1,604,339)

Activity for the nine months ended October 1, 2011 in the Capital in excess of par value, Retained earnings, Common stock in treasury, at cost and Noncontrolling interest accounts was as follows:

In thousands	Capital in Excess of Par Value	Retained Earnings	Common Stock in Treasury, at Cost	Noncontrolling Interest
Balance as of January 1, 2011	$331,808	$1,417,785	$(1,883,898)	$2,489
Net loss	--	(400,875)	--	--
Exercise of stock options	(26)	--	51	--
Restricted shares issued, net of cancellations and shares withheld for taxes	180	--	(34)	--
Share-based compensation	4,427	--	--	--
Dividend equivalent units vested	(392)	(14)	329	--
Tendered subsidiary shares for noncontrolling interest (a)	2,489	--	--	(2,489)
Balance as of October 1, 2011	$338,486	$1,016,896	$(1,883,552)	$--

(a)

The Company acquired 85.0% of the equity of Lucky Brand Dungarees, Inc. (“Lucky Brand”) on June 8, 1999 and 12.7% of the remaining equity of Lucky Brand from 2005 to 2010. The aggregate purchase price for the remaining 2.3% of the original shares consisted of a payment made in 2008 that was based on a multiple of Lucky Brand’s 2007 earnings and a 2011 contingent payment based on a multiple of Lucky Brand’s 2010 earnings, net of the 2008 payment. Based on Lucky Brand’s 2010 earnings, no final payment was required, and LUCKY BRAND became a wholly-owned subsidiary in January 2011.

Accumulated other comprehensive loss consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Cumulative translation adjustment, net of income taxes of $0, $0 and $(671), respectively	$(5,855)	$(6,084)	$(65,823)
Unrealized losses on cash flow hedging derivatives, net of income taxes of $0, $0 and $159, respectively	--	--	(2,606)
Unrealized gains on available-for-sale securities, net of income taxes of $0	1	160	177
Accumulated other comprehensive loss, net of income taxes	$(5,854)	$(5,924)	$(68,252)

As discussed in Note 15 - Derivative Instruments, prior to the substantial liquidation of certain euro-denominated functional currency subsidiaries, the Company hedged its net investment position in such subsidiaries by designating a portion of the outstanding 5.0% Notes (the “Euro Notes”) as the hedging instrument in a net investment hedge. As discussed in Note 1 - Basis of Presentation, the Company sold an 81.25% interest in the global MEXX business on October 31, 2011. That transaction resulted in the liquidation of certain of the Company’s former euro-denominated functional currency subsidiaries and other non-US dollar denominated functional currency subsidiaries. As a result, in the fourth quarter of 2011, the Company recorded a charge of $62.2 million within Loss on disposal of discontinued operations to write off the cumulative translation adjustment related to the liquidated subsidiaries, the Euro Notes and other instruments.